Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2019
VESSELS, NET [Abstract]
Vessels, Net
Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2017	$1,420,078	$(321,063)	$1,099,015
Additions	115,902	(54,585)	61,317
Disposals	(76,264)	—	(76,264)
Vessel impairment losses	(99,485)	58,667	(40,818)

Balance December 31, 2018	$1,360,231	$(316,981)	$1,043,250
Additions	5,832	(26,149)	(20,317)
Disposals	(5,696)	81	(5,615)
Vessel impairment losses	(24,993)	17,648	(7,345)

Balance June 30, 2019	$1,335,374	$(325,401)	$1,009,973